Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000202991 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000202991 | 001055102 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202991 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202991 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202991 | 69331C108 | PG&E Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202991 | 125523100 | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202991 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202991 | 08579W103 | Berry Global Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202991 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202991 | 22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202991 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202991 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202991 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000202991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000202991 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	76.90%
C000202991 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.50%
C000202991 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202991 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.20%
C000221442 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000221442 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221442 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221442 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221442 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221442 | 82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221442 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221442 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221442 | 04351P101 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221442 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221442 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221442 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000221442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000221442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000221442 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221442 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.30%
C000221442 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000234765 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234765 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234765 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234765 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234765 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234765 | 82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234765 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234765 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234765 | 04351P101 | Ascendis Pharma A/S
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234765 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000234765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000234765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000234765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000234765 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.30%
C000234765 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000182952 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182952 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182952 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000182952 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000182952 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182952 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182952 | 207410101 | CONMED Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182952 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182952 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182952 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000182952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000182952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182952 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000182952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000182952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000182952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000182952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000182952 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.70%
C000182952 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.30%
C000182953 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182953 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182953 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000182953 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000182953 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182953 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182953 | 207410101 | CONMED Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182953 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182953 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182953 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000182953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000182953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000182953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000182953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000182953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000182953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000182953 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.70%
C000182953 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.30%
C000130673 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130673 | 92206C771 | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130673 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000130673 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130673 | 92189F353 | VanEck Emerging Markets High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130673 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130673 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130673 | 464288414 | iShares National Muni Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130673 | 921946885 | Vanguard Emerging Markets Government Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130673 | 464288687 | iShares Preferred & Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%